NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE

18.     NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2009	2010	2011
Net income (loss) attributable to China Finance Online Co. Limited	$(6,219,743)	$1,960,122	$(19,326,909)

Weighted average ordinary shares outstanding used in computing basic net income per share	105,203,564	108,247,552	108,961,642
Plus: Incremental shares from assumed conversions of stock options and nonvested shares	—	5,877,470	—

Weighted average ordinary shares outstanding used in computing diluted net income per share (note)	105,203,564	114,125,022	108,961,642

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.06)	$0.02	$(0.18)

- diluted	$(0.06)	$0.02	$(0.18)

As of December 31, 2010, 767,083 options and zero nonvested shares were excluded in computation of diluted net income per share, respectively, because their effects were anti-dilutive. For the years ended December 31, 2009 and 2011, 10,834,298 options and 3,343,453 nonvested shares, and 11,994,698 options and 1,900,445 nonvested shares were anti-dilutive, respectively, because the Group was in the loss position.